10-K Warrants	6 Months Ended
Jun. 30, 2023
Warrant Liability Disclosure [Abstract]
Warrants	Warrants
The Company uses the guidance in ASC 480 to determine its accounting for warrants. The valuation of the warrant liabilities, both preferred stock warrants and common stock warrants, was made using the option-pricing method and the following assumptions as of December 31:

	2022	2021
Term	0.3 - 2.0 years	2.0 years
Risk-free interest rate	4.4% - 4.7%	0.7%
Volatility	75% - 85%	110%
a.Common Stock
Common stock warrants allow the holder to purchase common stock. The common stock warrants are classified as liabilities under ASC 480 as they have the right to purchase common shares of the Company for a variable number of shares.
In connection with the issuance of certain SAFE notes in 2021, the Company contemporaneously issued warrants to purchase shares of common stock. These warrants are exercisable any time after issuance and have a life of 2 years from the date of issuance. These warrants provide the respective SAFE investors with the ability to obtain a variable number of common shares of the Company equal to the amount of the SAFE investment divided by a defined exercise price. The Company recorded the warrants as a liability under ASC 480 and re-measured the fair value at the end of the reporting period, with changes in fair value reported in operations. As of December 31, 2022 and 2021, the fair value of the common stock warrants was $14,114,411 and $6,502,538, respectively. During the year ended December 31, 2022, none of the common stock warrants were exercised. As of December 31, 2022, the common stock warrants were convertible into 278,076,506 shares of common stock. For the years ended December 31, 2022 and December 31, 2021, the Company recorded losses of $7,611,873 and $6,502,538, respectively, within other expense in the Consolidated Statements of Operations related to fair value adjustments for common stock warrants.
b.Preferred Stock
Preferred stock warrants allow the holder to purchase Seed Preferred stock. The preferred stock warrants are classified as liabilities under ASC 480 as the underlying shares into which the warrant is exercisable are contingently redeemable and classified as mezzanine equity.
During 2018 and prior, the Company issued warrants to purchase shares of its Seed Preferred stock to lenders as part of various financing agreements (“Financing Warrants”). The Financing Warrants were exercisable any time after issuance and had a life of 1-3 years from the date of issuance. During the year ended December 31, 2021, Financing Warrants were exercised and 306,720,859 shares of Seed Preferred stock were issued at a weighted average exercise price of $0.0147, respectively. These Financing Warrants were fully exercised in 2021.
During June 2019, the Company issued warrants to purchase shares of its Seed Preferred stock to existing investors for assistance in fundraising. The warrants were exercisable any time after issuance and had a life of 3 years from the date of issuance. As of December 31, 2021, there were warrants outstanding to purchase 80,302,455 shares of Seed Preferred stock, of which such warrants outstanding were to purchase 78,274,615 shares of Seed Preferred stock were held by significant equity investors, with an exercise price of $0.0074 per share and able to purchase an equivalent number of shares of Seed Preferred stock. During the years ended December 31, 2022 and 2021, warrants were exercised and 80,792,496 and 905,094 shares, respectively, of Seed Preferred stock were issued. The warrants were fully exercised in 2022.
For the years ended December 31, 2022 and 2021, the Company recorded losses of $3,515,845 and $9,649,489, respectively, within fair value adjustments in the Consolidated Statements of Operations related to fair value adjustments for preferred stock warrants and expired warrants. During 2022 and 2021, the number of shares of Seed Preferred stock to be received upon exercise of warrants was variable, changing based upon the number of shares of common stock then issued and issuable upon conversion of Seed Preferred.
Changes in Seed Preferred stock issuable under warrants activity for the years ended December 31, 2022 and 2021 was as follows:

Seed Preferred Stock Issuable
Outstanding at January 1, 2021	343,879,583
Exercised	(307,625,953)
Remeasurement	44,048,825
Outstanding at December 31, 2021	80,302,455
Exercised	(80,792,496)
Remeasurement	490,041
Outstanding at December 31, 2022	—